Loss Per Share - Summary of Loss (Profit) Per Share (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basic loss (profit) per share
Loss (profit) attributable to common shareholders	$ 15,531,911	$ (2,269,689)
Weighted average number of common shares	354,593,084	345,868,725
Basic loss (profit) per share	$ 0.04	$ (0.01)
Diluted loss (profit) per share
Loss (profit) attributable to common shareholders	$ 15,531,911	$ (2,269,689)
Interest expense on convertible debentures	(11,822,910)	(11,954,146)
Mark to market gain on convertible debentures	21,821,831	32,578,261
Diluted Loss attributable to common shareholders	$ 25,530,832	$ 18,354,426
Weighted average number of common shares	354,593,084	345,868,725
Effect on conversion of convertible debentures	48,083,337	48,083,337
Weighted average number of common shares (diluted) at December 31	402,676,421	393,952,062
Diluted loss (profit) per common share	$ 0.06	$ 0.05